TRADE PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES
	December 31, 2022	December 31, 2021
Trade accounts payable	$751,422	$362,890
Accrued liabilities	2,031,545	402,540
Government grant payable	33,709	33,709
	$2,816,676	$799,139